Basis of Presentation and Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 12,525		$ 46,307		$ 18,057	$ 11,648
Accounts receivable, net	145,309		126,150
Other assets	15,201		6,863
Total current assets	179,933		179,320
Property and equipment, net	221,078		241,491
Broadcast licenses and other intangible assets, net	583,564		596,069
Other assets	12,299		12,885
Total assets	1,216,850	[1]	1,241,414	[1]
Current liabilities:
Current portion of long-term debt	17,364		10,756
Accounts payable	14,002		18,955
Accrued expenses	51,696		153,246
Program obligations	7,027		10,770
Total current liabilities	91,509		362,712
Long-term debt, excluding current portion	927,328		879,471
Program obligations	4,146		4,281
Other liabilities	27,209		42,716
Total liabilities	1,114,878	[1]	1,329,736	[1]
WBDT, Vaughan and KASY
Current assets:
Cash and cash equivalents	278		418
Accounts receivable, net	6,345		6,021
Other assets	927		2,092
Total current assets	7,550		8,531
Property and equipment, net	2,469		3,190
Broadcast licenses and other intangible assets, net	44,677		46,604
Other assets	1,360		2,055
Total assets	56,056		60,380
Current liabilities:
Current portion of long-term debt	1,162		1,451
Accounts payable	63		0
Accrued expenses	1,336		425
Program obligations	1,303		2,185
Total current liabilities	3,864		4,061
Long-term debt, excluding current portion	3,005		3,950
Program obligations	1,424		1,967
Other liabilities	47,763		50,402
Total liabilities	56,056		60,380
LIN Television
Current assets:
Cash and cash equivalents	12,525		46,307		18,057	11,648
Accounts receivable, net	145,409		126,150
Other assets	15,201		6,863
Total current assets	180,033		179,320
Property and equipment, net	221,078		241,491
Broadcast licenses and other intangible assets, net	583,564		596,069
Other assets	12,299		12,885
Total assets	1,216,950	[1]	1,241,414	[1]
Current liabilities:
Current portion of long-term debt	17,364		10,756
Accounts payable	14,002		18,955
Accrued expenses	51,696		153,246
Program obligations	7,027		10,770
Total current liabilities	91,509		362,712
Long-term debt, excluding current portion	929,328		879,471
Program obligations	4,146		4,281
Other liabilities	27,209		42,716
Total liabilities	1,116,878	[1]	1,329,736	[1]
LIN Television | WBDT, Vaughan and KASY
Current assets:
Cash and cash equivalents	278		418
Accounts receivable, net	6,345		6,021
Other assets	927		2,092
Total current assets	7,550		8,531
Property and equipment, net	2,469		3,190
Broadcast licenses and other intangible assets, net	44,677		46,604
Other assets	1,360		2,055
Total assets	56,056		60,380
Current liabilities:
Current portion of long-term debt	1,162		1,451
Accounts payable	63		0
Accrued expenses	1,336		425
Program obligations	1,303		2,185
Total current liabilities	3,864		4,061
Long-term debt, excluding current portion	3,005		3,950
Program obligations	1,424		1,967
Other liabilities	47,763		50,402
Total liabilities	$ 56,056		$ 60,380

[1]	Our consolidated assets as of December 31, 2013 and 2012 include total assets of $56,056 and $60,380, respectively, of variable interest entities ("VIEs") that can only be used to settle the obligations of the VIEs. These assets include broadcast licenses and other intangible assets of $44,677 and $46,604 and program rights of $2,186 and $2,060 as of December 31, 2013 and 2012, respectively. Our consolidated liabilities as of December 31, 2013 and 2012 include $4,126 and $4,577, respectively, of total liabilities of the VIEs for which the VIE's creditors have no recourse to the Company, including $2,727 and $4,152, respectively, of program obligations. See further description in Note 1—"Basis of Presentation and Summary of Significant Accounting Policies."